Income Taxes - Additional Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017 JPY (¥) Subsidiary	Mar. 31, 2017 USD ($) Subsidiary	Mar. 31, 2016 JPY (¥)	Mar. 31, 2015 JPY (¥)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)	Apr. 01, 2015 JPY (¥)	Apr. 01, 2015 USD ($)
Income Taxes [Line Items]
National Corporate Tax rate			24.43%	24.43%	24.95%	25.50%
Corporate Inhabitant Tax rate			4.00%	4.00%	4.00%	5.00%
Corporate Enterprise Tax rate			4.00%	4.00%	6.00%	8.00%
Statutory tax rate			30.83%	30.83%	33.03%	35.60%
Deferred income tax assets, period increase (decrease)			¥ (32,665.0)		¥ (54,357.0)
Net income attributable to NTT, period increase (decrease)			(23,703.0)		(47,841.0)
Net change in the total valuation allowance			212,346.0		(98,803.0)	¥ 6,029.0
Operating loss carryforwards			1,177,661.0
Deferred tax assets			393,703.0		198,155.0
Deferred tax assets, valuation allowance			379,493.0		167,147.0
Unrecognized tax benefits			5,058.0		5,305.0	5,754.0
NTT West
Income Taxes [Line Items]
Net change in the total valuation allowance					(43,687.0)
NTT DOCOMO
Income Taxes [Line Items]
Net change in the total valuation allowance					(32,698.0)
NTT America
Income Taxes [Line Items]
Operating loss carryforwards			769,339.0				$ 6,857.4
Deferred tax assets			13,914.0		4,099.0		124.0	$ 36.3
Deferred tax assets, valuation allowance			292,676.0		90,147.0		2,608.7	$ 800.0
Future taxable income | $				$ 325.3
Americas
Income Taxes [Line Items]
Net change in the total valuation allowance			¥ (18,372.0)		¥ (90,774.0)	¥ (13,362.0)
Scenario, Forecast
Income Taxes [Line Items]
Statutory tax rate	31.00%	32.00%
JAPAN
Income Taxes [Line Items]
Wholly owned subsidiaries in Japan | Subsidiary			81	81
Internal Revenue Service (IRS) | NTT America
Income Taxes [Line Items]
Operating loss carryforwards			¥ 761,589.0				7,182.7		¥ 234,268.0	$ 2,209.4
Deferred tax assets			¥ 201,043.0				$ 1,896.0